UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 14,347,536	$ 7,717,087
Cash segregated under regulatory requirements	15,535,468	6,183,232
Receivables from:
Broker-dealers and clearing organization	9,220,122	1,739,276
Contract assets	630,845	1,200,000
Due from ST MA Ltd	447,570	449,877
Prepaid expenses and other current assets	1,319,774	893,051
Total current assets	64,901,912	25,338,318
Property and equipment, net	330,162	123,297
Operating lease right-of-use assets	199,252	467,016
Investment, cost	2,878,575	2,878,575
Equity method investment	0	189,932
Other assets	666,186	1,726,837
TOTAL ASSETS	68,976,087	30,723,975
Payables to:
Broker-dealers and clearing organization	12,327,285	7,335,535
Bank overdrafts	1,580,583	0
Accrued expenses and other current liabilities	801,265	748,918
Amounts due to related parties	$ 2,540,810	$ 1,797,774
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities, current	$ 211,186	$ 463,120
Total current liabilities	41,284,953	17,925,671
Operating lease liabilities, non-current	0	30,561
TOTAL LIABILITIES	41,284,953	17,956,232
Commitments and Contingencies
Shareholders' equity:
Ordinary shares, unlimited shares authorized; no par value; 48,237,472 shares and 43,206,222 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	0	0
Additional paid-in capital	45,097,848	21,817,729
Accumulated deficit	(17,473,787)	(9,107,145)
Accumulated other comprehensive income	67,073	57,159
TOTAL SHAREHOLDERS' EQUITY	27,691,134	12,767,743
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	68,976,087	30,723,975
Nonrelated Party [Member]
Receivables from:
Clients	20,238,873	1,729,408
Contract assets	230,845	0
Investment securities, at NAV	358,536	0
Payables to:
Clients	23,783,079	6,163,171
Related Party [Member]
Receivables from:
Clients	3,188	4,826,387
Software licensing (including subscription based) and related support services - related party	1,800,000	600,000
Contract assets	400,000	1,200,000
Investment securities, at NAV	1,000,000	0
Payables to:
Clients	40,745	1,417,153
Amounts due to related parties	$ 2,540,810	$ 1,797,774